Schedule of Investments (unaudited)
January 31, 2025
 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.0%
Communication Services — 3.5%
Diversified Telecommunication Services — 0.6%
Anterix Inc.	179,736	$5,135,058 *
Entertainment — 0.7%
Vivid Seats Inc., Class A Shares	1,278,500	5,497,550 *
Media — 2.2%
Criteo SA, ADR	244,300	9,280,957 *
Gambling.com Group Ltd.	624,000	8,792,160 *
Total Media		18,073,117

Total Communication Services		28,705,725
Consumer Discretionary — 11.2%
Automobile Components — 1.0%
Visteon Corp.	95,698	8,044,374 *
Diversified Consumer Services — 1.7%
Stride Inc.	103,862	14,010,984 *
Hotels, Restaurants & Leisure — 1.0%
First Watch Restaurant Group Inc.	408,600	8,572,428 *
Household Durables — 2.5%
Helen of Troy Ltd.	122,000	7,537,160 *
Meritage Homes Corp.	160,400	12,490,348
Total Household Durables		20,027,508
Leisure Products — 0.8%
YETI Holdings Inc.	166,900	6,218,694 *
Specialty Retail — 3.2%
Academy Sports & Outdoors Inc.	143,800	7,522,178
Murphy USA Inc.	36,465	18,338,613
Total Specialty Retail		25,860,791
Textiles, Apparel & Luxury Goods — 1.0%
Oxford Industries Inc.	100,000	8,386,000

Total Consumer Discretionary		91,120,779
Consumer Staples — 2.3%
Consumer Staples Distribution & Retail — 1.1%
Guardian Pharmacy Services Inc., Class A Shares	393,613	8,978,313 *
Food Products — 1.2%
Hain Celestial Group Inc.	763,800	3,864,828 *
Utz Brands Inc.	418,542	5,591,721
Total Food Products		9,456,549

Total Consumer Staples		18,434,862
Energy — 6.4%
Energy Equipment & Services — 2.3%
Atlas Energy Solutions Inc.	401,400	9,216,144
Valaris Ltd.	191,700	9,190,098 *
Total Energy Equipment & Services		18,406,242
Oil, Gas & Consumable Fuels — 4.1%
Crescent Energy Co., Class A Shares	451,700	6,802,602
HF Sinclair Corp.	130,800	4,719,264
International Seaways Inc.	211,600	8,241,820
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
Matador Resources Co.	230,640	$13,377,120
Total Oil, Gas & Consumable Fuels		33,140,806

Total Energy		51,547,048
Financials — 20.1%
Banks — 10.5%
Bank OZK	309,217	15,705,132
Home BancShares Inc.	447,000	13,494,930
Independent Bank Corp. (Massachusetts)	181,000	12,155,960
Texas Capital Bancshares Inc.	131,000	10,342,450 *
WaFd Inc.	353,784	10,500,309
Wintrust Financial Corp.	122,221	15,987,729
WSFS Financial Corp.	136,600	7,649,600
Total Banks		85,836,110
Consumer Finance — 4.2%
Encore Capital Group Inc.	230,236	11,396,682 *
OneMain Holdings Inc.	212,600	11,807,804
PROG Holdings Inc.	252,390	10,789,672
Total Consumer Finance		33,994,158
Financial Services — 2.7%
Essent Group Ltd.	137,200	7,991,900
Euronet Worldwide Inc.	139,800	13,770,300 *
Total Financial Services		21,762,200
Insurance — 1.8%
Abacus Life Inc.	461,200	3,592,748 *
Assured Guaranty Ltd.	114,946	10,873,892
Total Insurance		14,466,640
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Redwood Trust Inc.	1,088,100	7,127,055

Total Financials		163,186,163
Health Care — 11.7%
Biotechnology — 2.5%
Insmed Inc.	66,000	5,054,280 *
Keros Therapeutics Inc.	113,200	1,290,480 *
Scholar Rock Holding Corp.	247,000	9,973,860 *
Ultragenyx Pharmaceutical Inc.	92,000	3,958,760 *
Total Biotechnology		20,277,380
Health Care Equipment & Supplies — 0.6%
Beta Bionics Inc.	200,000	4,762,000 *
Health Care Providers & Services — 2.6%
Acadia Healthcare Co. Inc.	196,444	8,861,589 *
HealthEquity Inc.	112,015	12,368,696 *
Total Health Care Providers & Services		21,230,285
Health Care Technology — 0.4%
GoodRx Holdings Inc., Class A Shares	752,700	3,590,379 *
Pharmaceuticals — 5.6%
Axsome Therapeutics Inc.	67,800	7,217,988 *
Corcept Therapeutics Inc.	273,100	18,275,852 *
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2025 Quarterly Report

 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Pharmaceuticals — continued
Prestige Consumer Healthcare Inc.	117,300	$9,005,121 *
Verona Pharma PLC, ADR	184,500	10,571,850 *
Total Pharmaceuticals		45,070,811

Total Health Care		94,930,855
Industrials — 17.0%
Building Products — 1.9%
Janus International Group Inc.	869,500	7,208,155 *
Tecnoglass Inc.	106,200	8,071,200
Total Building Products		15,279,355
Construction & Engineering — 1.3%
Primoris Services Corp.	136,404	10,471,735
Electrical Equipment — 0.9%
EnerSys	77,027	7,477,011
Ground Transportation — 0.8%
Marten Transport Ltd.	402,007	6,190,908
Machinery — 3.4%
Hillman Solutions Corp.	1,069,573	10,695,730 *
Terex Corp.	220,400	10,599,036
Wabash National Corp.	387,430	6,043,908
Total Machinery		27,338,674
Passenger Airlines — 3.1%
Allegiant Travel Co.	121,800	12,475,974
SkyWest Inc.	105,900	12,805,428 *
Total Passenger Airlines		25,281,402
Professional Services — 1.7%
ICF International Inc.	51,354	5,993,525
Korn Ferry	116,540	8,242,874
Total Professional Services		14,236,399
Trading Companies & Distributors — 3.9%
Custom Truck One Source Inc.	1,340,268	6,821,964 *
GATX Corp.	74,742	12,367,559
Rush Enterprises Inc., Class A Shares	206,053	12,517,720
Total Trading Companies & Distributors		31,707,243

Total Industrials		137,982,727
Information Technology — 10.6%
Communications Equipment — 1.0%
Extreme Networks Inc.	487,000	7,699,470 *
Electronic Equipment, Instruments & Components — 2.1%
Crane NXT Co.	111,800	7,151,846
Itron Inc.	60,000	6,441,600 *
nLight Inc.	325,033	3,630,619 *
Total Electronic Equipment, Instruments & Components		17,224,065
IT Services — 1.6%
ASGN Inc.	83,100	7,330,251 *
BigCommerce Holdings Inc., Series 1	910,600	5,545,554 *
Total IT Services		12,875,805
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2025
 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Semiconductors & Semiconductor Equipment — 2.7%
indie Semiconductor Inc., Class A Shares	994,100	$4,075,810 *
Penguin Solutions Inc.	413,830	8,392,472 *
Photronics Inc.	423,900	9,745,461 *
Total Semiconductors & Semiconductor Equipment		22,213,743
Software — 3.2%
Commvault Systems Inc.	40,548	6,457,674 *
Jamf Holding Corp.	382,200	5,775,042 *
Q2 Holdings Inc.	79,900	7,604,083 *
Terawulf Inc.	1,251,000	5,967,270 *
Total Software		25,804,069

Total Information Technology		85,817,152
Materials — 6.2%
Chemicals — 0.9%
Olin Corp.	246,608	7,223,148
Construction Materials — 1.3%
Eagle Materials Inc.	42,500	10,911,450
Containers & Packaging — 1.4%
Silgan Holdings Inc.	203,900	11,218,578
Metals & Mining — 2.6%
Commercial Metals Co.	133,030	6,450,625
MP Materials Corp.	433,475	9,519,111 *
Warrior Met Coal Inc.	94,700	4,997,319
Total Metals & Mining		20,967,055

Total Materials		50,320,231
Real Estate — 6.5%
Diversified REITs — 0.8%
Alexander & Baldwin Inc.	355,200	6,340,320
Hotel & Resort REITs — 0.9%
RLJ Lodging Trust	795,073	7,751,962
Industrial REITs — 0.8%
LXP Industrial Trust	806,469	6,709,822
Office REITs — 1.5%
COPT Defense Properties	407,300	11,990,912
Retail REITs — 1.4%
Kite Realty Group Trust	479,436	11,098,943
Specialized REITs — 1.1%
PotlatchDeltic Corp.	207,100	9,263,583

Total Real Estate		53,155,542
Utilities — 3.5%
Electric Utilities — 1.4%
Portland General Electric Co.	267,953	11,023,586
Gas Utilities — 1.2%
ONE Gas Inc.	140,700	9,939,048
Independent Power and Renewable Electricity Producers — 0.9%
Talen Energy Corp.	31,800	7,051,014 *

Total Utilities		28,013,648
Total Investments before Short-Term Investments (Cost — $585,707,296)		803,214,732
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2025 Quarterly Report

 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 1.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.198%	4,557,534	$4,557,534 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.257%	4,557,534	4,557,534 (a)(b)

Total Short-Term Investments (Cost — $9,115,068)			9,115,068
Total Investments — 100.1% (Cost — $594,822,364)			812,329,800
Liabilities in Excess of Other Assets — (0.1)%			(773,761)
Total Net Assets — 100.0%			$811,556,039

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2025, the total market value of investments in Affiliated Companies was $4,557,534 and the cost was $4,557,534 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Small Cap Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Small Cap Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$803,214,732	—	—	$803,214,732
Short-Term Investments†	9,115,068	—	—	9,115,068
Total Investments	$812,329,800	—	—	$812,329,800

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2025. The following transactions were effected in such company for the period ended January 31, 2025.

	Affiliate Value at October 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$12,888,510	$46,798,964	46,798,964	$55,129,940	55,129,940

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$108,740	—	$4,557,534

ClearBridge Small Cap Fund 2025 Quarterly Report